Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of deposits [line items]
Average balances	$ 1,164,925	$ 1,059,053
Average rates	0.92%	0.51%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 847,052	$ 772,875
Average rates	1.02%	0.61%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 207,436	$ 180,230
Average rates	0.50%	0.13%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 81,824	$ 77,217
Average rates	1.03%	0.55%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 28,613	$ 28,731
Average rates	0.72%	0.33%